COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Summary of monthly rental payments, presented by year

Year Ending December 31,	Operating Leases
2021 (remaining)	$40,353
2022	163,158
2023	165,254
2024	27,601
Total	$396,366

Summary of monthly rental payments, presented by year

Operating
Years Ended December 31,	Leases
2021	$161,062
2022	163,158
2023	165,254
2024	27,601
Total	$517,075